Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net Income before noncontrolling interest	$ 15,854	$ 15,822	$ 15,821
Securities available for sale other-than-temporarily impaired:
Total losses	(310)	(406)	(995)
Reclassification adjustment for losses recognized in earnings	310	31	447
Losses recognized in comprehensive income		(375)	(548)
Income tax effect		131	192
Unrealized holding losses on other-than-temporarily impaired securities available for sale, net of tax		(244)	(356)
Securities available for sale not other-than-temporarily impaired:
(Losses) gains arising during the period before reclassification adjustments	(32,726)	7,832	12,728
Income tax effect	11,454	(2,741)	(4,455)
Gains arising during the year, net of tax	(21,272)	5,091	8,273
Reclassification adjustment for gains recognized in earnings	(898)	(746)	(937)
Income tax effect	314	261	328
Gains recognized in earnings, net of tax	(584)	(485)	(609)
Unrealized holding (losses) gains on securities available for sale not other-than-temporarily-impaired, net of tax	(21,856)	4,606	7,664
Unrealized holding (loss) gain on securities, net	(21,856)	4,362	7,308
Pension and postretirement amortization	146	155	183
Income tax effect	(51)	(54)	(64)
Pension and Postretirement Amortization, net of tax	95	101	119
Adjustment to minimum pension liability of the SERP and DRP plan	85	(195)	(226)
Income tax effect	(30)	68	79
Minimum pension liability, net of tax	55	(127)	(147)
Fair value adjustment on derivatives	1,873	(211)	(2,631)
Income tax effect	(655)	74	921
Fair Value adjustment on derivatives, net of tax	1,218	(137)	(1,710)
Other comprehensive (loss) income	(20,488)	4,199	5,570
Net comprehensive (loss) income before noncontrolling interest	(4,634)	20,021	21,391
Less: net income attributable to the noncontrolling interest	510	919	911
Net comprehensive (loss) income attributable to ESB Financial Corporation	$ (5,144)	$ 19,102	$ 20,480